Notes Payable (Square 1 Bank Loan) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Debt Instrument [Line Items]
Number of shares of common stock issuable through warrants					20,549	20,549
Number of shares issued from cashless exercise of warrant	17,664
Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding			$ 8	$ 3
Debt instrument, minimum interest rate				3.05%
Debt instrument, maximum interest rate				6.30%
Repayment of principal made during period			400	$ 0
Interest paid during period			300	24,150
Exercise price of warrants		$ 4.27
Number of shares of common stock issuable through warrants		52,695
Secured Debt [Member] | Tranche One Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500
Debt instrument, maturity date		Jun. 30, 2015
Secured Debt [Member] | Tranche Two Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500
Debt instrument, maturity date		Oct. 31, 2015
Secured Debt [Member] | Tranche Three Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 2,250
Debt instrument, maturity date		Oct. 31, 2015
Secured Debt [Member] | Tranche Four Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 2,250
Secured Debt [Member] | Tranche One And Two Loan [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding				1,500
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 7,500
Secured Debt [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt discount			$ 200	$ 300
Secured Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued from cashless exercise of warrant	17,664